Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
(Gain)/loss on sale of property, plant and equipment		€ 1,049		€ (171)
Property, plant and equipment temporarily idle		5,247	€ 10,468
Property, plant and equipment, held for sale		3,324
Property, plant and equipment		85,306	102,523	111,086
Property subject to mortgage		45,519	47,865
Impairment losses on property,plant and equipment		0	0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property		12,562	643
Property, plant and equipment		308,615	350,765	346,620
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property		(8,625)	(577)
Property, plant and equipment		(223,309)	€ (248,242)	€ (235,534)
Non-current Assets Held For Sale [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		27,182
Non-current Assets Held For Sale [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		€ (23,858)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property	€ 2,800
(Gain)/loss on sale of property, plant and equipment	€ 557
Receivables from sale of properties, period	2 years
Receivables from sale of properties	€ 2,500